UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Carnegie Capital Asset Management Company
Address: 1228 Euclid Avenue, Suite 1100

         Cleveland, OH  44115

13F File Number:  28-06617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Elizabeth L. Legler
Title:     Compliance
Phone:     216-781-4440

Signature, Place, and Date of Signing:

     /s/  Elizabeth L. Legler     Cleveland, OH     August 17, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     80

Form13F Information Table Value Total:     $183,799 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories         COM                 002824100     1039    28608 SH       SOLE                     1039        0        0
Alliance Capital Mgmt Hldng COM                 01855A101     1091    36458 SH       SOLE                     1091        0        0
AOL Time Warner  Inc        COM                 00184A105     6541    86210 SH       SOLE                     6541        0        0
AT&T                        COM                 001957109     3778    74343 SH       SOLE                     3778        0        0
Avon Products Inc           COM                 054303102      322     9750 SH       SOLE                      322        0        0
BP p l c                    SPONSRD ADR         055622104      321     5410 SH       SOLE                      321        0        0
Bristol-Myers Squibb        COM                 110122108     3397    52920 SH       SOLE                     3397        0        0
Buckeye Partners LP         COM                 118230101      312    12000 SH       SOLE                      312        0        0
Cardinal Health Inc         COM                 14149Y108     2932    61235 SH       SOLE                     2932        0        0
Carramerica Realty          COM                 144418100      235    11000 SH       SOLE                      235        0        0
Cedar Fair LP               COM                 150185106      507    26188 SH       SOLE                      507        0        0
Charles Schwab Corp         COM                 808513105     3816    99775 SH       SOLE                     3816        0        0
Charter One Financial       COM                 160903100     2549   133257 SH       SOLE                     2549        0        0
Cisco Systems Inc           COM                 17275R102     7830    73092 SH       SOLE                     7830        0        0
Citigroup Inc               COM                 172967101     5967   107157 SH       SOLE                     5967        0        0
Coca-Cola Co                COM                 191216100     1007    17295 SH       SOLE                     1007        0        0
Colgate-Palmolive           COM                 194162103     3387    52110 SH       SOLE                     3387        0        0
Cousins Properties  Inc     COM                 222795106      282     8300 SH       SOLE                      282        0        0
Crescent Real Estate Eqt  CoCOM                 225756105      268    14600 SH       SOLE                      268        0        0
CVS Corp                    COM                 126650100     2002    50200 SH       SOLE                     2002        0        0
Dell Computer Corp          COM                 247025109     3675    72055 SH       SOLE                     3675        0        0
Developers Diver            COM                 251591103      390    30300 SH       SOLE                      390        0        0
Duke Realty                 COM                 264411505      379    19438 SH       SOLE                      379        0        0
E I Dupont                  COM                 263534109      476     7225 SH       SOLE                      476        0        0
Eli Lilly & Co              COM                 532457108     2615    39316 SH       SOLE                     2615        0        0
EMC Corp  (mass)            COM                 268648102     5213    47715 SH       SOLE                     5213        0        0
Emerson Electric Co         COM                 291011104      703    12251 SH       SOLE                      703        0        0
Equity Office Prop          COM                 294741103      315    12800 SH       SOLE                      315        0        0
Equity Residential Prop Tr  COM                 29476L107      384     9000 SH       SOLE                      384        0        0
Exxon Mobil Corp            COM                 30231G102     1264    15695 SH       SOLE                     1264        0        0
Felcor Lodging Trust  Inc   COM                 31430F101      212    12100 SH       SOLE                      212        0        0
First Industrial            COM                 32054K103      513    18700 SH       SOLE                      513        0        0
Firstar Corporation         COM                                647    30620 SH       SOLE                      647        0        0
Franchise Finance Corp      COM                 351807102      278    11600 SH       SOLE                      278        0        0
Franklin Resources          COM                 354613101      337    10500 SH       SOLE                      337        0        0
General Electric Co         COM                 369604103     6878    44445 SH       SOLE                     6878        0        0
Gillette Company            COM                 375766102     2070    50248 SH       SOLE                     2070        0        0
Health Care REIT            COM                 42217K106      225    14850 SH       SOLE                      225        0        0
Hewlett-Packard             COM                 428236103     2918    25650 SH       SOLE                     2918        0        0
Home Depot  Inc             COM                 437076102     4613    67100 SH       SOLE                     4613        0        0
Hospitality Properties      COM                 44106M102      328    17200 SH       SOLE                      328        0        0
Host Marriott               COM                 44107P104      318    38500 SH       SOLE                      318        0        0
HRPT Properties Trust       COM                 40426W101      214    23800 SH       SOLE                      214        0        0
Int'l Bus  Mach             COM                 459200101      259     2401 SH       SOLE                      259        0        0
Intel Corp                  COM                 458140100     5915    71865 SH       SOLE                     5915        0        0
Koninklijke Philips Electr  COM                 500472303     2113    15655 SH       SOLE                     2113        0        0
Lucent Technologies         COM                 549463107     5426    72342 SH       SOLE                     5426        0        0
MBNA Corp                   COM                 55262L100     1447    53111 SH       SOLE                     1447        0        0
Merck & Co                  COM                 589331107     4487    66780 SH       SOLE                     4487        0        0
Merrill Lynch-Biotech Hld TrDEPOSTRY RCPTS      09067D201     2267    15800 SH       SOLE                     2267        0        0
Microsoft Corp              COM                 594918104     7103    60840 SH       SOLE                     7103        0        0
Monsanto 6 50%              PFD CV              ~              214     6450 SH       SOLE                      214        0        0
Morgan  Dean Witter         COM                 617446448     6748    47273 SH       SOLE                     6748        0        0
Nextel Communications       COM                 65332V103      248     2400 SH       SOLE                      248        0        0
Nokia Corp                  COM                 654902204     3884    20328 SH       SOLE                     3884        0        0
Oracle Corp                 COM                 68389X105    11648   103945 SH       SOLE                    11648        0        0
PepsiCo   Inc               COM                 713448108     1107    31394 SH       SOLE                     1107        0        0
Pfizer Inc                  COM                 717081103     1931    59530 SH       SOLE                     1931        0        0
Pimco Advisors Ltd          COM                 ~              313     8300 SH       SOLE                      313        0        0
Procter & Gamble            COM                 742718109     3310    30214 SH       SOLE                     3310        0        0
Progressive Corp            COM                 743315103      992    13569 SH       SOLE                      992        0        0
Public Storage  Inc         COM                 74460D109      227    10000 SH       SOLE                      227        0        0
Qualcomm Inc                COM                 747525103     5160    29300 SH       SOLE                     5160        0        0
Qwest Communications        COM                 749121109     2913    67740 SH       SOLE                     2913        0        0
Schering-Plough             COM                 806605101     2002    47240 SH       SOLE                     2002        0        0
Schlumberger Ltd            COM                 806857108     2078    37024 SH       SOLE                     2078        0        0
Simon Property Group        COM                 828806109      420    18300 SH       SOLE                      420        0        0
Storage USA Inc             COM                 861907103      372    12300 SH       SOLE                      372        0        0
Sun Communities             COM                 866674104      306     9500 SH       SOLE                      306        0        0
Sun MicroSystems Inc        COM                 866810104     6642    85770 SH       SOLE                     6642        0        0
Tellabs  Inc                COM                 879664100     3080    47985 SH       SOLE                     3080        0        0
The Walt Disney Co          COM                 254687106      985    33662 SH       SOLE                      985        0        0
Time Warner Inc             COM                 00184A105     2459    34005 SH       SOLE                     2459        0        0
Transocean Sedco Forex Inc  COM                 G90078109      235     6976 SH       SOLE                      235        0        0
Tyco International LTD      COM                 902124106     2013    51610 SH       SOLE                     2013        0        0
Wal-Mart Stores Inc         COM                 931142103     3560    51505 SH       SOLE                     3560        0        0
Warner-Lambert Co           COM                 ~              287     3500 SH       SOLE                      287        0        0
Washington Mutual Inc       COM                 939322103      287    11100 SH       SOLE                      287        0        0
Worldcom Inc                COM                 98157D106     3562    67122 SH       SOLE                     3562        0        0
Yahoo!  Inc                 COM                 984332106     5251    12135 SH       SOLE                     5251        0        0